Fair Value of Financial Instruments (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Capital lease obligations, net of current portion	$ 23,759	$ 0
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	45,538	40,529
Restricted cash	0	0
Accounts receivable,net	29,122	31,959
Accounts payable	(34,747)	(23,211)
Senior notes	(200,000)	0
Capital lease obligations, net of current portion	(25,112)	(31,221)
Long-term debt, including current portion	(598)	(668)
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	45,538	40,529
Restricted cash	0	0
Accounts receivable,net	29,122	31,959
Accounts payable	(34,747)	(23,211)
Senior notes	(198,200)	0
Capital lease obligations, net of current portion	(25,112)	(31,221)
Long-term debt, including current portion	$ (598)	$ (668)